Income Taxes	12 Months Ended
May 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
16.	INCOME TAXES

Significant components of provision for income taxes for the years ended May 31, 2012, 2013 and 2014 were as follows:

	Years ended May 31,
	2012	2013	2014
	US$	US$	US$
Current:
PRC	14,027	18,985	28,235

Deferred:
PRC	(3,255)	(3,630)	(2,193)

Total provision for income taxes	10,772	15,355	26,042

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The Company’s subsidiaries Smart Shine, Winner Park and Elite Concept are located in Hong Kong and are subject to an income tax rate of 16.5% for taxable income earned in Hong Kong. These subsidiaries recorded income tax expense of US$11, US$10 and US$4,399 during the years ended May 31, 2012, 2013 and 2014, respectively. On October 7, 2013, the Company paid a cash dividend of US$54,476 to shareholders, of which US$39,585 and US$14,891 were funded by retained earnings and additional paid in capital. The withholding tax of US$4,399 in connection with the dividend was fully paid during the year ended May 31, 2014.

The Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries are subject to the 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment.

Enterprises that qualify as a high and new technology enterprise (“HNTE”) are subject to a tax rate of 15%. Beijing Decision, Beijing Hewstone and Xuncheng continued to qualify as HNTE in Beijing and were subject to a tax rate of 15% during the years ended May 31, 2012 and 2013. For the year ended May 31, 2014, these companies are in the process of renewing the HNTE certification and could continue to apply to the 15% tax rate as long as they sustain the HNTE status. The income taxes of Beijing Decision, Beijing Hewstone and Xucheng were calculated at the rate of 15%, as the management has performed self-assessment and believed the companies have fully met the criteria required for HNTE.

Enterprises that qualify as the “newly established software enterprise” (“NESE”) are exempt from EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years. Beijing Pioneer, Shanghai Smart Words, Beijing Smart Wood, Beijing Right Time and Beijing Joy Tend were qualified as NESE and were exempt from income taxes from January 2010 through December 31, 2011, from January 2011 through December 31, 2012, from January 2012 through December 31, 2013, from January 2013 through December 31, 2014 and from January 2013 through December 31, 2014, respectively, and a tax rate of 12.5% through December 31, 2014, through December 31, 2015, through December 31, 2016, through December 31, 2017 and through December 31, 2017, respectively. Beijing Top and Beijing Magnificence were qualified as NESE and will be exempt from income taxes for two years beginning in their first profitable year followed by a tax rate of 12.5% for the succeeding three years.

Beijing Haidian School was not required by the governing tax bureau to pay any EIT since its establishment through May 31, 2014. If Beijing Haidian School is required to pay EIT in future, this could have material impact to the Group’s consolidated financial statements. However, the Group believes that it is more likely than not that any change to the tax treatment of Beijing Haidian School shall be prospectively applied.

Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2013	2014
	US$	US$
Current deferred tax assets
Allowance doubtful accounts	73	83
Accrued expenses	9,249	12,353

Total current deferred tax assets	9,322	12,436
Less: valuation allowance	(297)	(403)

Current deferred tax assets, net	9,025	12,033

Non-current deferred tax assets
Net operating loss carry-forwards	7,358	6,095

Total non-current deferred tax assets	7,358	6,095
Less: valuation allowance	(4,205)	(3,871)

Non-current deferred tax assets, net	3,153	2,224

Non-current deferred tax liabilities
Acquired of non-current assets	(1,836)	(1,722)

Total non-current deferred tax liabilities	(1,836)	(1,722)

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIE may not be used to offset other subsidiaries’ earnings within the Group.

The Group determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe it will ultimately be realized, was US$4,274 as of May 31, 2014, or a decrease of US$228 from US$4,502 as of May 31, 2013.

As of the year ended May 31, 2014, the Group had net operating loss carried forward of US$25,787 from New Oriental China and its schools and subsidiaries, which will expire on various dates from May 31, 2015 to May 31, 2019.

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31, 2012, 2013 and 2014:

	Years ended May 31,
	2012	2013	2014
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	3.58	8.70	4.33
Effect of differential tax rate other than tax holiday	0.11	(1.58)	(0.00)
Effect of tax holiday	(23.99)	(21.18)	(20.34)
Changes in valuation allowance	2.81	(0.93)	(0.09)
Effect of dividend withholding tax	—	—	1.81

Total provision for income taxes	7.51	10.01	10.71

If the tax holidays granted to WFOEs and current tax treatments on certain schools and subsidiaries of New Oriental China were not available, the Group’s income tax expense would have increased by US$34,416, US$32,489 and US$49,464, the basic net income per share attributable to the Company would decrease by US$0.22, US$0.21 and US$0.32 for the years ended May 31, 2012, 2013 and 2014, respectively, and the diluted net income per share attributable to the Company would decrease by US$0.22 and, US$0.21 and US$0.31 for the years ended May 31, 2012, 2013 and 2014, respectively.

Under the New Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a 25% income tax rate on its worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered PRC residents.

If the Company were to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC schools and subsidiaries to their foreign investors, the withholding tax would be 10%, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. During the year ended May 31, 2014, Hewstone paid US$4,399 withholding tax when it paid a special dividend to its parent company, Elite Concept.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIE that are available for distribution was US$602,377 and US$788,016 as of May 31, 2013 and May 31, 2014, respectively. Upon distribution of such earnings, the Company will be subject to PRC EIT taxes, the amount of which is impractical to estimate. The Company did not record any tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and VIE does not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.

The Group did not identify any significant unrecognized tax benefits for the years ended May 31, 2012, 2013 and 2014. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$16 (RMB0.1 million) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.